Prime Obligations Fund
Investment Objective
Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees	First American Prime Obligations Fund Class X
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses	First American Prime Obligations Fund Class X
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers	(0.10%)	[1]
Net Expenses	0.14%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through April 5, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after April 5, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
First American Prime Obligations Fund | Class X | USD ($)	14	67	125	296

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

•	loan participation interests; and

•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

Best Quarter: Quarter ended September 30, 2007
1.17%
Worst Quarter: Quarter ended December 31, 2015*

* Most recent quarter with this return during the period of the chart.

none
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/15
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
First American Prime Obligations Fund | Class A	0.02%	0.01%	1.12%	Sep. 24, 2001